Balance Sheet Components - Long Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,562		$ 15,562		$ 9,852	$ 8,221
Less: accumulated depreciation	(8,057)		(8,057)		(5,802)	(3,561)
Total property and equipment, net	7,505		7,505		4,050	4,660
Depreciation					2,400	1,500
Finance lease right-of-use assets	2,966		2,966		2,966	3,105
Less: accumulated amortization	(1,113)		(1,113)		(834)	(485)
Total finance lease right-of-use assets, net	$ 1,853		$ 1,853		2,132	2,620
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization		Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Amortization	$ 100	$ 100	$ 300	$ 300	400	400
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,957		1,957		1,218	1,020
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	12,003		12,003		7,607	5,614
Motor vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	31		31		31	31
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	303		303		265	265
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	909		909		704	704
Assets under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	359		359		$ 27	$ 587
Rockley Photonics Holdings Limited [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,200	$ 700	$ 3,000	$ 1,900